Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 169,491	$ 34,703
Cost of sales	58,371	31,830
Gross profit	111,120	2,873
General and administrative expenses	43,238	8,250
Loss (gain) on disposition of digital assets	289	(88)
Loss on revaluation of digital assets	4,861
Loss (gain) on disposition of property, plant and equipment	(848)	1,442
Impairment on property, plant and equipment	1,800
Impairment reversal on property, plant and equipment	(1,860)
Operating income (loss)	63,640	(6,731)
Net financial expenses	21,003	9,386
Net income (loss) before income taxes	42,637	(16,117)
Income tax expense	20,507	172
Net income (loss) and total comprehensive income (loss)	$ 22,130	$ (16,289)
Net income (loss) per share (in U.S. dollars):
Basic earnings (loss) per share (in Dollars per share)	$ 0.14	$ (0.19)
Basic weighted average number of shares (in Shares)	157,651,571	84,915,250
Diluted earnings (loss) per share (in Dollars per share)	$ 0.13	$ (0.19)
Diluted weighted average number of shares for the purpose of calculating diluted earnings per share (in Shares)	169,392,265	84,915,250